Capital and reserves - Movement in ordinary shares of the Company (Details)		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023 USD ($) shares Vote $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Balance at the beginning		$ 13,698
Cancellation and retirement of repurchased shares		0
Vesting of shares under the restricted share scheme			$ 116,864	$ 4,517
Shares issued upon conversion of exchange loan notes		0	0	$ 0
Issuance of shares for acquisition		0	39,783,820
Issuance of shares for reverse stock split		0
Balance at the end		$ 18,308	$ 13,698
Par value per share ($ per share) | $ / shares		$ 1
Stockholders equity note stock split conversion ratio	0.0667	0.0667
Class A ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		$ 0.0015
Class B ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		$ 0.0015
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		33,333,334	33,333,334
Authorized share capital		$ 50,000	$ 50,000
Par value per share ($ per share) | $ / shares			$ 0.0001
Ordinary shares | Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		30,000,001	30,000,001
Authorized share capital		$ 45,000	$ 45,000
Balance at the beginning (in shares) | shares		8,484,616	0
Balance at the beginning		$ 12,727	$ 0
Issuance of prenetics ordinary shares as part of reverse recapitalization (in shares) | shares		0	6,751,061
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		$ 0	$ 10,127
Number of cancellation and retirement of repurchased shares (in shares) | shares		(112,317)	0
Cancellation and retirement of repurchased shares		$ 168	$ 0
Share issued for vesting of restricted share units (in shares) | shares		513,345	523,519
Vesting of shares under the restricted share scheme		$ 770	$ 785
Share issued upon conversion of exchange loan notes (in shares) | shares		52,620	52,619
Shares issued upon conversion of exchange loan notes		$ 79	$ 79
Post reverse stock split (in shares) | shares		35,754	0
Issuance of shares for reverse stock split		$ 54	$ 0
Balance at the end (in shares) | shares		10,624,208	8,484,616	0
Balance at the end		$ 15,937	$ 12,727	$ 0
Par value per share ($ per share) | $ / shares			$ 0.0001
Number of votes per share | Vote		1
Ordinary shares | Class A ordinary shares | Insighta
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable (in shares) | shares		1,481,481	0
Issuance of shares for acquisition		$ 2,222	$ 0
Ordinary shares | Class A ordinary shares | ACT
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable (in shares) | shares		168,709	1,157,417
Issuance of shares for acquisition		$ 253	$ 1,736
Ordinary shares | Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		3,333,333	3,333,333
Authorized share capital		$ 5,000	$ 5,000
Balance at the beginning (in shares) | shares		647,591	0
Balance at the beginning		$ 971	$ 0
Issuance of prenetics ordinary shares as part of reverse recapitalization (in shares) | shares		0	647,591
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		$ 0	$ 971
Share issued for vesting of restricted share units (in shares) | shares		933,380	0
Vesting of shares under the restricted share scheme		$ 1,400	$ 0
Post reverse stock split (in shares) | shares		1	0
Issuance of shares for reverse stock split		$ 0	$ 0
Balance at the end (in shares) | shares		1,580,972	647,591	0
Balance at the end		$ 2,371	$ 971	$ 0
Par value per share ($ per share) | $ / shares			$ 0.0001
Number of votes per share | Vote		20
Ordinary shares after reverse stock
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		$ 0.0015
Ordinary shares after reverse stock | Class A ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		0.0015
Ordinary shares after reverse stock | Class B ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		$ 0.0015